Commitments And Contingencies (Future Minimum Payments Under The Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 10.4
2013	7.9
2014	3.6
2015	2.5
2016	2.2
Thereafter	$ 2.9